Maturity [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
iShares iBonds Dec 2029 Term Treasury ETF | iShares iBonds Dec 2029 Term Treasury ETF
Prospectus [Line Items]
Annual Return [Percent]	6.92%	1.83%	4.50%	(12.56%)	(3.57%)